SEP-28-2007 14:24 From: To:2027771030 P.2/2

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

RECD S.E.C.
SEP 2 8 2007
1086

07073926

**Michael S. Emen**
**Senior Vice President**
**Listing Qualifications**

001-33710
CENTNAS

*By Facsimile and First Class Mail*

September 28, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on September 27, 2007 The Nasdaq Stock Market (the "Exchange") received from Clean Diesel Technologies, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

PROCESSED
OCT 0 4 2007
THOMSON
FINANCIAL

END